Commitments and contingent obligations - Schedule of Future Minimum Revenues to be Received on Committed Agreements (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Leases [Abstract]
2016	$ 869,010
2017	805,062
2018	794,182
2019	765,268
2020	724,742
Thereafter	1,981,112
Future minimum revenues receivable	$ 5,939,376